Note 23 - Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(23)	Wilson Bank Holding Company -

Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2022 and 2021

	Dollars In Thousands
	2022		2021
ASSETS
Cash	$4,241	*	5,113	*
Investment in wholly-owned commercial bank subsidiary	357,596	*	410,034	*
Deferred income taxes	1,223		1,028
Refundable income taxes	538		362
Total assets	$363,598		416,537
LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$3,146		2,820
Total liabilities	3,146		2,820

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,472,181 and 11,201,504 shares issued and outstanding, respectively	22,944		22,403
Additional paid-in capital	122,298		105,177
Retained earnings	325,625		292,452
Noncontrolling interest in consolidated subsidiary	15		—
Accumulated other comprehensive losses, net of taxes of $39,073 and $2,235, respectively	(110,430)		(6,315)
Total stockholders’ equity	360,452		413,717
Total liabilities and stockholders’ equity	$363,598		416,537

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings

Three Years Ended  December 31, 2022

	Dollars In Thousands
	2022		2021		2020
Income:
Dividends from commercial bank subsidiary	$4,200		4,300		5,000
Other income	—		—		61
	4,200		4,300		5,061
Expenses:
Directors’ fees	355		341		335
Other	2,187		1,575		1,264
	2,542		1,916		1,599
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank	1,658		2,384		3,462
Federal income tax benefits	733		475		471
	2,391		2,859		3,933
Equity in undistributed earnings of Wilson Bank	50,651	*	46,567	*	34,559	*
Net earnings	$53,042		49,426		38,492

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended  December 31, 2022

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2022	2021	2020
Cash flows from operating activities:
Net earnings	$53,042	49,426	38,492
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(54,851)	(50,867)	(39,559)
Decrease (increase) in refundable income taxes	(176)	(120)	(110)
Increase in deferred taxes	(195)	(174)	(229)
Share based compensation expense	1,866	1,428	1,180
Increase in other liabilities	14	113	—
Total adjustments	(53,342)	(49,620)	(38,718)
Net cash used in operating activities	(300)	(194)	(226)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	4,200	4,300	5,000
Net cash provided by investing activities	4,200	4,300	5,000
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(644)	(515)	(53)
Dividends paid	(20,880)	(14,909)	(13,013)
Proceeds from sale of stock pursuant to dividend reinvestment plan	16,117	11,188	10,056
Proceeds from exercise of stock options	635	862	718
Net cash used in financing activities	(4,772)	(3,374)	(2,292)
Net increase (decrease) in cash and cash equivalents	(872)	732	2,482
Cash and cash equivalents at beginning of year	5,113	4,381	1,899
Cash and cash equivalents at end of year	$4,241	5,113	4,381